March 5, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           BBH Trust (the “Trust”)
SEC File No. 811-21829

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 28, 2012.

If you have any questions concerning this filing, please call the undersigned at 617-772-1616.

/s/ Suzan M. Barron
Suzan M. Barron
Secretary of the Trust